Deposits - Summary of deposits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deposits [Line Items]
Deposits	₩ 364,896,675	₩ 326,416,868
Demand Deposits
Deposits [Line Items]
Deposits	172,107,724	148,725,197
Time Deposits
Deposits [Line Items]
Deposits	161,498,901	157,833,891
Certificates of deposits
Deposits [Line Items]
Deposits	16,576,536	5,946,704
Discount note deposits
Deposits [Line Items]
Deposits	5,818,001	6,226,937
CMA
Deposits [Line Items]
Deposits	5,246,478	4,006,319
Other
Deposits [Line Items]
Deposits	3,649,035	3,677,820
Domestic currency [Member] | Demand Deposits
Deposits [Line Items]
Deposits	151,787,483	132,444,929
Domestic currency [Member] | Time Deposits
Deposits [Line Items]
Deposits	140,651,250	137,719,464
Foreign currency [Member] | Demand Deposits
Deposits [Line Items]
Deposits	20,320,241	16,280,268
Foreign currency [Member] | Time Deposits
Deposits [Line Items]
Deposits	₩ 20,847,651	₩ 20,114,427